Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of the Numerators and Denominators of the Basic and Diluted Earnings Per Common Share

Earnings Per Common Share
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per common share computations for the years ended December 31, 2016, 2015 and 2014 (in millions